Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

October 10, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust
1933 Act Registration No. 333-221046
1940 Act Registration No. 811-23304
CIK: 0001657201

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated September 28, 2018, as supplemented on October 5, 2018 and filed pursuant to Rule 497(e) under the Securities Act relating to the following portfolios of the Trust: Invesco BulletShares 2021 Corporate Bond ETF and Invesco BulletShares 2022 Corporate Bond ETF.

The purpose of this filing is to submit the data in XBRL format for Invesco BulletShares 2021 Corporate Bond ETF and Invesco BulletShares 2022 Corporate Bond ETF.

Very truly yours,

Invesco Exchange-Traded Self-Indexed Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903     invesco.com/ETFs     @Invesco